Trust Preferred Securities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Debt Disclosure [Line Items]
Number Of Business Trusts Owned	5
Maximum Percentage Of Restricted Core Capital To All Core Capital That May Be Included In Tier One Capital	25.00%
Trust Preferred Securities Subject To Phase Out Provision Of Dodd Frank Act	$ 427
Trust Preferred Securities Exempt From Phase Out Provision Of Dodd Frank Act	$ 935